SHARE-BASED COMPENSATION - Status of restricted stock (Details) - Fair Value per Share 1.04	6 Months Ended
Dec. 31, 2021 $ / shares shares
Outstanding Restricted Shares, Fair Value per Share | $ / shares	$ 1.04
Restricted shares
Outstanding Restricted Shares, Number | shares	1,642,331
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	2 years 1 month 28 days